Income tax incurred and deferred: IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure by geographical areas:
IT provision	$ 3,438,809	$ 1,728,507	$ 729,155
Mexico
Disclosure by geographical areas:
Current IT	2,961,187	1,749,031	631,471
Deferred IT	(169,080)	(128,254)	117,924
IT provision	2,792,107	1,620,777	749,395
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT	3,703	886	(16)
Deferred IT	38,160	37,979	42,546
IT provision	41,863	38,865	42,530
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	377,437	74,862	2,916
Deferred IT	227,402	(5,997)	(65,686)
IT provision	$ 604,839	$ 68,865	$ (62,770)